Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' equity
Common stock, shares authorized (in shares)	103,760,541	103,760,541
Common stock, shares issued (in shares)	103,760,541	103,760,541
Treasury shares (in shares)	1,577,700	1,577,700